Pensions And Postretirement Benefit Plans (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Schedule of Weighted-Average Assumptions
Discount rate	4.55%	5.28%
Expected return on plan assets	7.68%	7.65%
Rate of compensation increase	3.09%	3.10%
Other Benefits [Member]
Schedule of Weighted-Average Assumptions
Discount rate	4.37%	5.09%
Initial medical trend rate	7.80%	8.00%